Leases - Lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 3,066
Additions	357
Interest accretion	112
Lease repayments	(850)
Effects of foreign exchange	28
Balance – End of period	2,713
Current	1,544	$ 1,374
Non-current	1,169	1,692
Lease liabilities	$ 2,713	$ 3,066